UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2006

Item 1.  Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AS OF 7/31/2006

			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	37.78%

Computer-Integrated Syst	0.44%
Nice Systems Limited ADR *		24,000	$629,040

Computer-Manufacturers	1.01%
Hewlett-Packard Co		45,300	$1,445,523

Computer Sftwr-Educ/Entr	0.36%
SumTotal Systems Inc *		94,500	$515,025

Cosmetics/Personal Care	2.50%
Colgate Palmolive Co		24,100	$1,429,612
Procter & Gamble		38,500	$2,163,700
			$3,593,312

Diversified Operations	1.06%
ABB Ltd Spon ADR		118,100	$1,527,033

Exchange-Traded Fund	2.02%
S&P 500 Depositary Receipt		22,700	$2,899,471

Finance-Reit	0.69%
Avalonbay Communities		8,500	$993,820

Food-Misc Preparation	4.21%
Campbell Soup Co		80,800	$2,963,744
PepsiCo Inc		48,600	$3,080,268
			$6,044,012

Household-Appliances	2.52%
TurboChef Technologies *		363,500	$3,624,095

Household-Housewares	0.85%
Newell Rubbermaid Inc		46,500	$1,225,740

Internet-Content	1.86%
Google Inc *		6,900	$2,667,540

Media-Diversified	1.13%
CBS Corp Cl B		59,300	$1,626,599

Medical-Biomed/Biotech	5.21%
Genentech Inc *		36,700	$2,966,094
OSI Pharmaceuticals *		62,600	$2,090,214
Tanox Inc *		170,100	$2,425,626
			$7,481,934

Medical-Drug/Diversified	1.00%
Johnson & Johnson		22,900	$1,432,395

Metal Ores-Gold/Silver	0.77%
Newmont Mining Corp		7,000	$358,610
streetTRACKS Gold Trust *		11,800	$745,996
			$1,104,606

Oil&Gas-Field Services	2.48%
Matrix Service Co *		112,700	$1,356,908
McDermott Intl *		48,400	$2,204,136
			$3,561,044

Pollution Control-Svcs	2.83%
Republic Services Inc		101,200	$4,064,192

Retail-Clothing/Shoe	0.41%
Aeropostale Inc *		21,000	$581,910

Retail-Super/Mini Mkts	0.44%
Safeway Inc		22,400	$628,992

Tobacco	0.64%
Altria Group Inc		11,400	$911,658

Utility-Electric Power	5.35%
AES Corp *		21,400	$425,004
Dominion Resources Inc Va *		18,300	$1,436,184
Entergy Corp		11,900	$917,490
Exelon Corp		56,100	$3,248,190
PPL Corporation		48,700	$1,656,774
			$7,683,642

Total Common Stocks (Held Long)	37.78%		$54,241,583
Cost ($54,214,778)

U.S. Treasury Bond	15.32%
U.S. Treasury Bond, 5/31/2007, 3.5%		22,300,000	$22,002,094

Total U. S. Treasury Bond	15.32%		$22,002,094
(Cost $22,016,970)

Money Market Funds **	92.06%
Merrill Lynch Short Account MMF		78,696,832	$78,696,832
JP Morgan US Treasury Plus MM - INST		6,844,724	$6,844,724
JP Morgan US Treasury MM - ML		46,645,189	$46,645,189

Total Money Market Funds	92.06%		$132,186,745
(Cost $132,186,745)

Total Investments In Securities	145.16%		$208,430,422
(Cost $208,418,493)

Other Assets & Liabilities	-45.16%		-$64,842,115

Total Net Assets	100.00%		$143,588,307

* Non-income producing security
** A portion of Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	-44.37%

Aerospace/Defense Eqp	-1.87%
Goodrich Corporation		-66,400	$-2,680,568

Auto/Truck-Original Eqp	-0.95%
Johnson Controls Inc		-17,800	$-1,366,328

Banks-Midwest	-1.34%
Corus Bankshares Inc		-83,200	$-1,921,088

Banks-Money Center	-1.00%
Bank of New York Co Inc		-17,000	$-571,370
UBS Ag		-15,900	$-864,960
			$-1,436,330

Banks-Northeast	-1.62%
Commerce Bancorp Inc Nj		-68,700	$-2,333,739

Banks-Southeast	-1.86%
First Bancorp Puerto Rico		-115,100	$-1,092,299
First Horizon Natl Corp		-37,700	$-1,579,630
			$-2,671,929

Bldg-Constr Prds/Misc	-0.90%
Builders Firstsource Inc *		-22,600	$-392,562
Mohawk Industries Inc *		-13,100	$-904,162
			$-1,296,724

Bldg-Mobile/Mfg & Rv	-2.46%
Thor Industries Inc		-34,300	$-1,469,412
Winnebago Industries Inc		-71,300	$-2,061,283
			$-3,530,695

Bldg-Resident/Comml	-3.15%
Centex Corp		-30,100	$-1,424,031
KB Home		-30,200	$-1,284,104
MDC Holdings Inc		-3,200	$-139,616
Standard Pacific Corp		-6,800	-151,844
WCI Communities Inc *		-97,100	$-1,525,441
			$-4,525,036

Comml Svcs-Leasing	-1.57%
United Rentals Inc *		-80,500	$-2,247,560

Computer-Networking	-1.74%
Juniper Networks Inc *		-185,600	$-2,496,320

Computer Sftwr-Educ/Entr	-0.70%
Blackboard Inc *		-35,400	$-1,002,882

Elec-Semiconductor Mfg	-1.01%
Omnivision Technologies *		-76,400	$-1,451,600

Finance-Mrtg&Rel Svc	-2.88%
Accredited Home Lenders *		-30,900	$-1,400,697
Doral Financial Corp *		-260,400	$-1,333,248
Fremont General Corp		-79,300	$-1,407,575
			$-4,141,520

Finance-Reit	-1.86%
Impac Mortgage Hldgs Inc		-134,500	$-1,448,565
Saxon Capital Inc		-108,000	$-1,221,480
			$-2,670,045

Finance-Savings & Loan	-1.42%
Flagstar Bancorp Inc		-41,000	$-596,960
Indymac Bancorp Inc		-34,300	$-1,449,175
			$-2,046,135

Financial Services-Misc	-0.47%
First Marblehead Corp		-14,700	$-673,260

Hsehold/Office Furniture	-1.89%
Furniture Brands Intl		-71,500	$-1,434,290
La-Z-Boy Inc		-55,900	$-712,725
Leggett & Platt Inc		-25,000	$-570,500
			$-2,717,515

Insurance-Prop/Cas/Titl	-1.45%
MGIC Invt Corp		-11,200	$-637,392
PMI Group Inc		-34,000	$-1,443,640
			$-2,081,032

Internet-E Commerce	-1.53%
Amazon.Com Inc *		-39,200	$-1,054,088
Ebay Inc *		-47,300	$-1,138,511
			$-2,192,599

Leisure-Products	-0.53%
Brunswick Corp		-16,100	$-476,077
Polaris Industries Inc		-7,300	$-279,006
			$-755,083

Leisure-Toys/Games/Hobby	-0.84%
Leapfrog Enterprises A *		-121,000	$-1,207,580

Medical-Biomed/Biotech	-1.09%
New River Pharmaceutical *		-28,400	$-694,096
Telik Inc *		-51,200	$-868,352
			$-1,562,448

Retail-Clothing/Shoe	-2.12%
Chicos Fas Inc *		-12,800	$-289,920
Dress Barn Inc *		-49,000	$-1,057,420
Pacific Sunwear Ca Inc *		-68,900	$-1,149,252
Talbots Inc		-26,500	$-546,695
			$-3,043,287

Retail-Discount&Variety	-2.02%
Dollar General Corp		-54,700	$-734,074
Dollar Tree Stores Inc *		-58,300	$-1,550,780
Family Dollar Stores		-26,900	$-611,168
			$-2,896,022

Retail-Home Furnishings	-0.96%
Ethan Allen Interiors		-17,500	$-653,100
Williams Sonoma Inc		-23,000	$-731,400
			$-1,384,500

Retail-Restaurants	-1.89%
Cheesecake Factory Inc *		-37,400	$-854,590
Darden Restaurants Inc		-8,600	$-290,680
Ruby Tuesday Inc		-71,400	$-1,567,944
			$-2,713,214

Retail/Whlsle-Cmptr/Cell	-0.56%
CDW Corp		-13,600	$-803,488

Telecom-Equipment	-0.58%
Adtran Inc		-36,000	$-787,320
Tekelec *		-4,200	$-43,218
			$-830,538

Telecom-Wireless Equip	-1.01%
LM Ericsson Tel Co ADR		-46,100	$-1,451,228

Transportation-Equip Mfg	-1.10%
Freightcar America Inc		-29,400	$-1,577,604

Total Securities Sold Short	-44.37%		$-63,707,897
(Proceeds $69,411,079)

* Non-income producing security

Item 2.     Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: September 15, 2006

By:  /s/ William C. Horne
William C. Horne
Treasurer

Date: September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)